Shareholders’ Equity (Details) - USD ($)											1 Months Ended	12 Months Ended
		Apr. 07, 2026	Mar. 31, 2026	Mar. 25, 2026	Nov. 19, 2025	Jul. 31, 2025	Jul. 28, 2025	May 20, 2024	Dec. 14, 2022	Dec. 01, 2022	Nov. 30, 2024	Dec. 31, 2025	Dec. 31, 2024	Sep. 08, 2025	Aug. 19, 2025	Jul. 25, 2025
Shareholders’ Equity (Details) [Line Items]
Ordinary shares authorized												1,000,000,000
Ordinary shares par value (in Dollars per share)												$ 0.22
Voting rights description												Each Class A Ordinary Share shall entitle the holder thereof to one (1) vote on all matters subject to vote at general meetings of the Company, and each Class B ordinary share shall entitle the holder thereof to twenty (20) votes on all matters subject to vote at general meetings of the Company. Each Class B Ordinary Share is convertible into one (1) Class A Ordinary Share at any time at the option of the holder thereof.
Overallotment option days										45 days
Aggregate purchase price (in Dollars)												$ 8,770,810	$ 8,000,000
Warrant issuance term								3 years
Total consideration (in Dollars)															$ 440,000
Net income tax rate											10.00%
Capital reserve											50.00%
Reserved amount (in Dollars)												$ 1,244,717	$ 1,123,204
Increase in Authorized Share Capital [Member]
Shareholders’ Equity (Details) [Line Items]
Ordinary shares par value (in Dollars per share)					$ 0.022
Aggregate purchase price (in Dollars)					$ 220,000,000
Authorized share capital, value (in Dollars)					$ 50,000
Authorized share capital					2,272,727.27
Increase in Authorized Share Capital One [Member]
Shareholders’ Equity (Details) [Line Items]
Authorized share capital					10,000,000,000
Subsequent Event [Member]
Shareholders’ Equity (Details) [Line Items]
Purchase price per share (in Dollars per share)		$ 0.08
Authorized share capital, value (in Dollars)				$ 220,000,000
Description of reverse stock split				the Company’s Class A ordinary shares and Class B ordinary shares at a ratio of 1-for-10 (the “Reverse Stock Split”), such that (a) every ten (10) issued Class A ordinary shares of a par value of US$0.022 each will be combined into one (1) issued Class A ordinary share of a par value of US$0.22 each, (b) every ten (10) issued Class B ordinary shares of a par value of US$0.022 each will be combined into one (1) issued Class B ordinary share of a par value of US$0.22 each, and (c) any fractional shares will be rounded up to the nearest whole share.
Subsequent Event [Member] | Reverse Stock Split [Member]
Shareholders’ Equity (Details) [Line Items]
Description of reverse stock split				the reverse stock split, every ten issued Class A ordinary shares with a par value of US$0.022 each were combined into one issued Class A ordinary share with a par value of US$0.22 each, and every ten issued Class B ordinary shares with a par value of US$0.022 each were combined into one issued Class B ordinary share with a par value of US$0.22 each. Any fractional shares resulting from the reverse stock split were rounded up to the nearest whole share.
Class A Ordinary Shares
Shareholders’ Equity (Details) [Line Items]
Ordinary shares authorized	[1]											900,000,000	900,000,000
Ordinary shares issued	[1]											85,406	22,540
Ordinary shares outstanding	[1]											85,406	22,540
Shares increased												300
Additional paid-in capital increased (in Dollars)												$ 9,584,612
Exercised warrants on cashless basis shares issued											22,588,235
Class A Ordinary Shares | Ordinary Shares [Member]
Shareholders’ Equity (Details) [Line Items]
Ordinary shares issued												85,406
Ordinary shares outstanding													4,091
Aggregate purchase price (in Dollars)												$ 13,830	$ 1,600
Exercised warrants on cashless basis shares issued													10,267
Class A Ordinary Shares | Increase in Authorized Share Capital [Member]
Shareholders’ Equity (Details) [Line Items]
Ordinary shares issued					2,045,454.54
Class A Ordinary Shares | Increase in Authorized Share Capital One [Member]
Shareholders’ Equity (Details) [Line Items]
Ordinary shares par value (in Dollars per share)					$ 0.022
Ordinary shares issued					9,000,000,000
Class A Ordinary Shares | Subsequent Event [Member]
Shareholders’ Equity (Details) [Line Items]
Ordinary shares par value (in Dollars per share)				$ 0.22
Additional shares		5,000,000	1,247,456
Authorized share capital				900,000,000
Class A Ordinary Shares | Maximum [Member]
Shareholders’ Equity (Details) [Line Items]
Ordinary shares outstanding														187,892,786
Class A Ordinary Shares | Minimum [Member]
Shareholders’ Equity (Details) [Line Items]
Ordinary shares outstanding														854,059
Common Class B [Member]
Shareholders’ Equity (Details) [Line Items]
Ordinary shares authorized	[1]											100,000,000	100,000,000
Ordinary shares par value (in Dollars per share)												$ 0.001
Ordinary shares issued	[1]											4,091	455
Ordinary shares outstanding	[1]											4,091	455
Purchased shares															8,000,000
Consideration of per share (in Dollars per share)															$ 0.055
Common Class B [Member] | Ordinary Shares [Member]
Shareholders’ Equity (Details) [Line Items]
Ordinary shares issued													4,091
Ordinary shares outstanding												85,406
Common Class B [Member] | Increase in Authorized Share Capital [Member]
Shareholders’ Equity (Details) [Line Items]
Ordinary shares issued					227,272.73
Common Class B [Member] | Increase in Authorized Share Capital One [Member]
Shareholders’ Equity (Details) [Line Items]
Ordinary shares issued					1,000,000,000
Common Class B [Member] | Subsequent Event [Member]
Shareholders’ Equity (Details) [Line Items]
Ordinary shares par value (in Dollars per share)				$ 0.22
Authorized share capital				100,000,000
Common Class B [Member] | Maximum [Member]
Shareholders’ Equity (Details) [Line Items]
Ordinary shares outstanding														9,000,000
Common Class B [Member] | Minimum [Member]
Shareholders’ Equity (Details) [Line Items]
Ordinary shares outstanding														40,910
IPO [Member]
Shareholders’ Equity (Details) [Line Items]
Offering (in Dollars)										$ 10,646,322
Shares par value (in Dollars per share)												$ 1,200
Additional paid in capital (in Dollars)												$ 10,645,122
Additional shares												450,000
Professional fees (in Dollars)												$ 1,061,170
IPO [Member] | Class A Ordinary Shares
Shareholders’ Equity (Details) [Line Items]
Ordinary shares par value (in Dollars per share)									$ 4
Ordinary shares issued									3,000,000
Generating gross proceeds (in Dollars)									$ 12,000,000
Private Placement [Member] | Class A Ordinary Shares
Shareholders’ Equity (Details) [Line Items]
Ordinary shares par value (in Dollars per share)								$ 0.0001
Ordinary shares issued								16,000,000
Warrants to purchase an aggregate of shares								32,000,000
Exercise price (in Dollars per share)								$ 0.5
Aggregate purchase price (in Dollars)								$ 8,000,000
Purchase Agreement [Member]
Shareholders’ Equity (Details) [Line Items]
Generating gross proceeds (in Dollars)						$ 7,000,000	$ 3,000,000
Exercise price (in Dollars per share)						$ 0.0001										$ 0.0001
Purchase price per share (in Dollars per share)						0.065										0.098
Purchase Agreement [Member] | Class A Ordinary Shares
Shareholders’ Equity (Details) [Line Items]
Ordinary shares par value (in Dollars per share)						$ 0.0001										$ 0.0001
Ordinary shares issued						32,155,921										12,396,000
Purchase Agreement [Member] | Class A Ordinary Shares | Pre-Funded Warrants[Member]
Shareholders’ Equity (Details) [Line Items]
Warrants to purchase an aggregate of shares						75,536,386										18,216,246
Exercise price (in Dollars per share)						$ 0.065										$ 0.098

[1]	All share and per-share amounts related to the Company’s ordinary shares presented in the consolidated financial statements have been retroactively adjusted to reflect the 1-for-10 reverse stock split, or share consolidation, which became effective on April 20, 2026.